Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail)	12 Months Ended
	Dec. 31, 2020 shares ¥ / shares	Dec. 31, 2019 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable, end of year
Exercise Price Per Share, Options exercisable, end of year | ¥ / shares
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1	6,156,000
Options granted	672,000	6,156,000
Options exercised	(1,281,000)
Balance at December 31	5,547,000	6,156,000
Fair value of options granted (RMB)	18.55	13.47
Exercise Price Per Share, Begining | ¥ / shares	¥ 13.3
Exercise Price Per Share, Options granted | ¥ / shares	4.9	¥ 13.3
Exercise Price Per Share, Options exercised | ¥ / shares	13.2
Exercise Price Per Share, Ending | ¥ / shares	¥ 12.2	¥ 13.3